Subsequent Events (Details) - Subsequent Event [Member] $ in Millions	Aug. 01, 2024 USD ($)
Subsequent Events [Line Items]
Equity investment through private investment	$ 500
Pre-money enterprise valuation	6,200
Debt facility to EM&T	$ 6,200